Condensed Financial Information of the Company - Statements Of Comprehensive Income/(Loss) (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ 18,372,763	$ 2,883,087	¥ 10,124,428	¥ 2,120,562
Total operating expenses	18,372,763	2,883,087	10,124,428	2,120,562
Net income/(loss)	(243,819,961)	(38,260,673)	33,585,084	47,236,997
Net income/(loss) attributable to ordinary shareholders	(243,819,961)	(38,260,673)	33,585,084	47,236,997
Comprehensive income/(loss)	(248,405,988)	(38,980,321)	25,628,444	47,236,997
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	(1,059,294)	(166,226)	(3,666,937)
Total operating expenses	(1,059,294)	(166,226)	(3,666,937)
Equity in profit/(loss) of subsidiaries and VIEs, net	(242,760,667)	(38,094,447)	37,252,021	47,236,997
Income/(loss) from subsidiaries and VIEs	(242,760,667)	(38,094,447)	37,252,021	47,236,997
Net income/(loss)	(243,819,961)	(38,260,673)	33,585,084	47,236,997
Net income/(loss) attributable to ordinary shareholders	(243,819,961)	(38,260,673)	33,585,084	47,236,997
Other comprehensive loss, net of nil tax	(12,542,667)	(1,968,218)	(7,956,640)
Comprehensive income/(loss)	¥ (256,362,628)	$ (40,228,891)	¥ 25,628,444	¥ 47,236,997